Treasury shares (Details)					12 Months Ended
	Apr. 26, 2024 CNY (¥) shares	Apr. 26, 2024 USD ($) $ / shares shares	Jun. 11, 2022 USD ($) CNY (¥) $ / shares	Jan. 16, 2020 USD ($) CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Treasury shares
Treasury stock amount | ¥					¥ 420,660,053		¥ 145,866,006
Treasury Stock, Value					¥ 899,627,520					$ 126,709,886		¥ 486,954,953	¥ 346,320,584
Cancelled shares					71,645,824	71,645,824
Exercise of stock options					1,338,762	1,338,762
Remaining balance of treasury shares					¥ 899,627,520					$ 128,133,022
Class A ordinary shares
Treasury shares
Remaining balance of treasury shares					64,195,162	64,195,162
Common stock, par value | $ / shares										$ 0.0001	$ 0.0001
American Depositary Shares
Treasury shares
Repurchased shares, average price | $ / shares						$ 1.996
Share Repurchase Program
Treasury shares
Treasury stock amount	¥ 259,921,668	$ 36,609,201			¥ 4,500,682,817	$ 654,180,148		¥ 15,528,092	$ 2,258,112
Period			24 months	24 months
Share Repurchase Program | Class A ordinary shares
Treasury shares
Number of shares repurchased	15,747,498	15,747,498			137,179,748	137,179,748		1,495,291	1,495,291
Number of common shares representing each ADS | ¥			1	1
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Share Repurchase Program | American Depositary Shares
Treasury shares
Authorized share to be repurchased, maximum aggregate value | $			$ 200,000,000	$ 400,000,000
Number of shares repurchased	15,747,498	15,747,498			137,179,748	137,179,748		1,495,291	1,495,291
Repurchased shares, average price | $ / shares		$ 2.3308				$ 4.769			$ 1.510